Investments in Trading Securities (Details) - Schedule of investments in trading securities - USD ($)	Jul. 31, 2021	Jul. 31, 2020
Debt Instrument [Line Items]
Trading securities invested	$ 1,027,509	$ 918,675
ATIF [Member]
Debt Instrument [Line Items]
Trading securities invested	871,809	918,675
ATIF LP [Member]
Debt Instrument [Line Items]
Trading securities invested	$ 155,700